Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Deferred Dry Dock And Special Survey Costs Net
Balance January 1,	$ 1,622
Additions	4
Amortization of special survey costs	(194)	$ (176)
Balance June 30,	$ 1,432